OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010		Jan. 01, 2010
Other comprehensive income (loss) [Line Items]
Balances	$ (113.2)		$ (110.8)
Other comprehensive income (loss) (Textuals) [Abstract]
Other comprehensive income (loss), defined benefit plans, net unamortized gain (loss) arising during period, before tax	45.6		80.9		5.3
Other comprehensive income (loss), amortization, pension and other postretirement benefit plans, net prior service cost (credit) recognized in net periodic benefit cost, before tax	7.4		4.1		0.4
Other comprehensive income defined benefit plans effect of changes in foreign currency rate, before tax	1.7		1.9		0.1
Valuation allowance that reduced the tax benefit	11.6
Accumulated Defined Benefit Plans Adjustment [Member]
Other comprehensive income (loss) [Line Items]
Before-tax amount	(39.9)	[1]	(73.4)	[1]	(5.1)	[1]
Tax benefit (expense)	13.3	[1]	10.7	[1],[2]	4.4	[1]
Adjustments, net of tax	(26.6)	[1]	(62.7)	[1]	(0.7)	[1]
Balances	(135.4)	[1]	(108.8)	[1]	(46.1)	[1]	(45.4)	[1]
Accumulated Translation Adjustment [Member]
Other comprehensive income (loss) [Line Items]
Before-tax amount	24.8		(11.2)		8.8
Adjustments, net of tax	24.8		(11.2)		8.8
Balances	22.8		(2.0)		9.2		0.4
Foreign Currency Translation Adjustment Due To Sale Of Investment In Unconsolidated Joint Venture [Member]
Other comprehensive income (loss) [Line Items]
Before-tax amount	(1.0)
Tax benefit (expense)	0.4
Adjustments, net of tax	(0.6)
Balances	(0.6)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Other comprehensive income (loss) [Line Items]
Before-tax amount					7.0
Tax benefit (expense)					(2.8)
Adjustments, net of tax					4.2
Balances							(4.2)
Accumulated Other Comprehensive Income (Loss)
Other comprehensive income (loss) [Line Items]
Before-tax amount	(16.1)		(84.6)		10.7
Tax benefit (expense)	13.7		10.7	[2]	1.6
Adjustments, net of tax	(2.4)		(73.9)		12.3
Balances	$ (113.2)		$ (110.8)		$ (36.9)		$ (49.2)

[1]	For fiscal year 2012, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $45.6 million of net loss arising during the year, $7.4 million of amortization of prior service credit and net loss, and $1.7 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2011, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $80.9 million of net loss arising during the year, $4.1 million of amortization of prior service credit and net loss, and $1.9 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2010, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $5.3 million of net loss arising during the year, $0.4 million of amortization of prior service credit and net loss, and $0.1 million of before-tax effect of changes in foreign currency exchange rates.
[2]	The tax benefit has been reduced by a valuation allowance of $11.6 million in 2011.